Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 22, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO NEOs and Company performance for fiscal years listed below. The C&TD Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

Year	Summary Compen- sation Table Total for Bhavesh Patel(1) ($)	Compen- sation Actually paid to Bhavesh Patel(1)(2) ($)	Summary Compen- sation Table Total for Kenneth Lane(1) ($)	Compen- sation Actually Paid to Kenneth Lane(1)(2) ($)	Summary Compen- sation Table Total for Peter Vanacker(1) ($)	Compen- sation Actually Paid to Peter Vanacker(1)(2) ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs(1) ($)	Average Compen- sation Actually Paid to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:(3)
									TSR ($)	Peer Group TSR ($)	Net Income ($MM)	EBITDA(4) ($MM)
2024	—	—	—	—	17,018,464	6,514,999	4,876,838	2,986,341	106.51	146.15	1,367	3,456
2023	—	—	—	—	16,546,194	21,206,198	5,168,076	7,754,168	128.90	146.45	2,121	4,509
2022	—	—	8,798,076	9,046,842	17,018,989	14,863,867	5,818,984	6,400,521	106.81	131.89	3,889	6,301
2021	19,011,033	1,514,901	—	—	—	—	4,615,231	4,648,678	107.73	148.63	5,617	8,689
2020	15,570,513	16,833,907	—	—	—	—	3,288,167	3,043,798	102.57	118.05	1,427	3,285

Company Selected Measure Name			EBITDA
Named Executive Officers, Footnote
(1)	Bhavesh Patel was our PEO from January 1, 2020 to December 31, 2021. Kenneth Lane (who served as Interim CEO) was our PEO from January 1, 2022 to May 22, 2022. Peter Vanacker is our PEO since May 23, 2022. The Non-PEO NEOs for whom the average compensation is presented in this table are:
	(a)	for 2024: Michael McMurray, Torkel Rhenman, Kimberly Foley, and Jeffrey Kaplan;
	(b)	for 2023: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle;
	(c)	for 2022: Michael McMurray, Torkel Rhenman, Jeffrey Kaplan, and Jim Guilfoyle;
	(d)	for 2021: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle; and
	(e)	for 2020: Michael McMurray, Kenneth Lane, Torkel Rhenman, Jeffrey Kaplan, and Daniel Coombs.

Peer Group Issuers, Footnote [Text Block]			The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested, for the period starting December 31, 2019 through the end of the listed year, in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(2)	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below. Deductions from, and additions to, 2024 total compensation in the Summary Compensation Table to calculate Compensation Actually Paid consist of:

	Vanacker ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	17,018,464	4,876,838
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(18,836)	(37,906)
Amount added for current year service cost	15,109	17,833
Amount added for prior service cost impacting current year	—	—
TOTAL ADJUSTMENTS FOR PENSION	(3,727)	(20,074)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(12,586,300)	(3,060,620)
Year-end fair value of unvested awards granted in the current year	9,365,914	2,276,275
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(7,334,035)	(1,728,829)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year end fair values and vest date fair values for awards granted in prior years	54,683	642,751
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
TOTAL ADJUSTMENTS FOR EQUITY AWARDS	(10,499,739)	(1,870,423)
Compensation Actually Paid (as calculated)	6,514,999	2,986,341

Non-PEO NEO Average Total Compensation Amount			$ 4,876,838	$ 5,168,076	$ 5,818,984	$ 4,615,231	$ 3,288,167
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,986,341	7,754,168	6,400,521	4,648,678	3,043,798
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below. Deductions from, and additions to, 2024 total compensation in the Summary Compensation Table to calculate Compensation Actually Paid consist of:

	Vanacker ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	17,018,464	4,876,838
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(18,836)	(37,906)
Amount added for current year service cost	15,109	17,833
Amount added for prior service cost impacting current year	—	—
TOTAL ADJUSTMENTS FOR PENSION	(3,727)	(20,074)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(12,586,300)	(3,060,620)
Year-end fair value of unvested awards granted in the current year	9,365,914	2,276,275
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(7,334,035)	(1,728,829)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year end fair values and vest date fair values for awards granted in prior years	54,683	642,751
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
TOTAL ADJUSTMENTS FOR EQUITY AWARDS	(10,499,739)	(1,870,423)
Compensation Actually Paid (as calculated)	6,514,999	2,986,341

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years for the Company and the S&P 500 Chemicals Index TSR.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus
LyondellBasell Industries N.V. TSR and S&P 500 Chemicals Index TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s Net Income during the five most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus LyondellBasell Industries N.V. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and our EBITDA during the five most recently completed fiscal years.

PEO and Average Non-PEO Compensation Actually Paid Versus LyondellBasell Industries N.V. EBITDA

Tabular List [Table Text Block]

Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.

(in alphabetical order)
EBITDA
Free Cash Flow per Share
Safety
Sustainability
Value Creation

Total Shareholder Return Amount			$ 106.51	128.90	106.81	107.73	102.57
Peer Group Total Shareholder Return Amount			146.15	146.45	131.89	148.63	118.05
Net Income (Loss) Attributable to Parent			$ 1,367,000,000	$ 2,121,000,000	$ 3,889,000,000	$ 5,617,000,000	$ 1,427,000,000
Company Selected Measure Amount			3,456,000,000	4,509,000,000	6,301,000,000	8,689,000,000	3,285,000,000
PEO Name	Kenneth Lane	Peter Vanacker	Peter Vanacker	Peter Vanacker		Bhavesh Patel	Bhavesh Patel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			EBITDA
Non-GAAP Measure Description [Text Block]			We determined EBITDA, which is a non-GAAP financial measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non PEO NEOs in 2020 through 2024. EBITDA is a non-GAAP financial measure. More information on EBITDA can be found in Appendix A to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Free Cash Flow per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Safety
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Sustainability
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Value Creation
Non-PEO NEO [Member] | Adjustment For Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (37,906)
Non-PEO NEO [Member] | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			17,833
Non-PEO NEO [Member] | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Total Adjusments For Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(20,074)
Non-PEO NEO [Member] | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,060,620)
Non-PEO NEO [Member] | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,276,275
Non-PEO NEO [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,728,829)
Non-PEO NEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			642,751
Non-PEO NEO [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,870,423)
Patel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	$ 0	$ 0	$ 19,011,033	$ 15,570,513
PEO Actually Paid Compensation Amount			0	0	0	1,514,901	16,833,907
Lane [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	0	8,798,076	0	0
PEO Actually Paid Compensation Amount			0	0	9,046,842	0	0
Vanacker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			17,018,464	16,546,194	17,018,989	0	0
PEO Actually Paid Compensation Amount			6,514,999	$ 21,206,198	$ 14,863,867	$ 0	$ 0
Vanacker [Member] | PEO [Member] | Adjustment For Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(18,836)
Vanacker [Member] | PEO [Member] | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			15,109
Vanacker [Member] | PEO [Member] | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Vanacker [Member] | PEO [Member] | Total Adjusments For Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,727)
Vanacker [Member] | PEO [Member] | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,586,300)
Vanacker [Member] | PEO [Member] | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,365,914
Vanacker [Member] | PEO [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,334,035)
Vanacker [Member] | PEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Vanacker [Member] | PEO [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			54,683
Vanacker [Member] | PEO [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Vanacker [Member] | PEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Vanacker [Member] | PEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (10,499,739)